Parent Company Information - Summary of Condensed Statements Of Comprehensive Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Expense
Interest expense	₩ 17,664,671	$ 11,952,871	₩ 16,961,164	[1]	₩ 9,236,529	[2]
Profit before income tax expense	6,985,247	4,726,596	6,120,151	[1]	5,394,963	[2]
Income tax benefit	(1,956,641)	(1,323,969)	(1,593,817)	[1]	(1,504,061)	[2]
Profit for the year	5,028,606	3,402,627	4,526,334	[1]	3,890,902	[2]
Other comprehensive gain(loss) for the year, net of tax	(1,622,712)	(1,098,015)	1,171,144	[1]	7,100	[2]
Total comprehensive income for the year	3,405,894	$ 2,304,612	5,697,478	[1]	3,898,002	[2]
Parent Company
Income
Dividends from subsidiaries	2,243,250		2,192,380		1,871,223
Interest from subsidiaries	33,822		31,257		17,310
Other income	101,594		120,699		52,777
Total income	2,378,666		2,344,336		1,941,310
Expense
Interest expense	101,073		99,980		112,353
Non-interest expense	106,938		107,355		159,708
Total expense	208,011		207,335		272,061
Profit before income tax expense	2,170,655		2,137,001		1,669,249
Income tax benefit	(58)		(15,757)		15,263
Profit for the year	2,170,597		2,121,244		1,684,512
Other comprehensive gain(loss) for the year, net of tax	(1,507)		(962)		2,483
Total comprehensive income for the year	₩ 2,169,090		₩ 2,120,282		₩ 1,686,995

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.